UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-4612

Name of Fund:  Merrill Lynch EuroFund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch EuroFund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


Merrill Lynch EuroFund

Schedule of Investments as of July 31, 2005                                                                     (in U.S. dollars)

                                                    Shares
Country             Industry*                         Held   Common Stocks                                              Value
Belgium - 2.0%      Diversified                    339,704   Belgacom SA (f)                                        $  12,025,755
                    Telecommunication
                    Services - 1.6%

                    Leisure Equipment &            112,889   AGFA-Gevaert NV (f)                                        3,139,904
                    Products - 0.4%

                                                             Total Common Stocks in Belgium                            15,165,659


Denmark - 1.3%      Commercial Banks - 1.3%        323,133   Danske Bank A/S                                           10,088,340

                                                             Total Common Stocks in Denmark                            10,088,340


Finland - 1.8%      Electric Utilities - 1.8%      739,788   Fortum Oyj                                                13,541,693

                                                             Total Common Stocks in Finland                            13,541,693


France - 14.8%      Automobiles - 1.4%             173,553   Peugeot SA                                                11,161,852

                    Commercial Banks - 4.3%        278,599   BNP Paribas                                               20,133,315
                                                   452,934   Credit Agricole SA                                        12,408,823
                                                                                                                    -------------
                                                                                                                       32,542,138

                    Construction &                 122,860   Vinci SA                                                   9,963,388
                    Engineering - 1.3%

                    Food & Staples                 292,062   Carrefour SA                                              13,801,559
                    Retailing - 1.8%

                    Metals & Mining - 1.6%         559,269   Arcelor                                                   12,015,064

                    Oil, Gas & Consumable          133,603   Total SA                                                  33,471,041
                    Fuels - 4.4%

                                                             Total Common Stocks in France                            112,955,042


Germany - 11.8%     Air Freight &                  626,588   Deutsche Post AG                                          15,549,064
                    Logistics - 2.0%

                    Auto Components - 1.6%         153,281   Continental AG                                            11,888,076

                    Commercial Banks - 1.4%        206,171   Deutsche Postbank AG                                      10,710,832

                    Construction &                 236,000   Hochtief AG                                                8,973,840
                    Engineering - 1.2%

                    Diversified Financial          135,140   Deutsche Boerse AG                                        11,861,865
                    Services - 1.5%

                    Electric Utilities - 1.6%      131,532   E.ON AG                                                   12,190,864

                    Multi-Utilities - 2.5%         281,877   RWE AG                                                    18,882,258

                                                             Total Common Stocks in Germany                            90,056,799


Hungary - 0.6%      Oil, Gas & Consumable           47,452   Mol Magyar Olaj- es Gazipari Rt.                           4,752,079
                    Fuels - 0.6%

                                                             Total Common Stocks in Hungary                             4,752,079


Ireland - 1.9%      Commercial Banks - 1.9%        854,438   Bank of Ireland                                           14,224,443

                                                             Total Common Stocks in Ireland                            14,224,443


Italy - 9.7%        Commercial Banks - 3.9%      2,421,426   Capitalia SpA                                             14,088,938
                                                 2,946,379   UniCredito Italiano SpA                                   15,617,366
                                                                                                                    -------------
                                                                                                                       29,706,304

                    Electric Utilities - 1.5%    1,342,412   Enel SpA                                                  11,514,201

                    Insurance - 1.0%               277,339   Fondiaria-Sai SpA                                          7,866,335

                    Oil, Gas & Consumable          888,232   ENI SpA                                                   25,177,909
                    Fuels - 3.3%

                                                             Total Common Stocks in Italy                              74,264,749


Netherlands - 9.0%  Commercial Services &          985,236   Buhrmann NV                                               11,174,369
                    Supplies - 1.5%

                    Construction &                 104,498   Imtech NV                                                  3,788,531
                    Engineering - 0.5%

                    Diversified Financial          566,518   ING Groep NV CVA                                          17,155,085
                    Services - 2.2%

                    Food & Staples               1,436,996   Koninklijke Ahold NV (a)                                  12,642,342
                    Retailing - 2.1%               439,668   Koninklijke Ahold NV (a)(b)(d)                             3,671,448
                                                                                                                    -------------
                                                                                                                       16,313,790

                    Household Durables - 1.2%      333,490   Koninklijke Philips Electronics NV                         9,058,871

                    Insurance - 1.5%               791,261   Aegon NV                                                  11,338,964

                                                             Total Common Stocks in the Netherlands                    68,829,610

Norway - 5.4%       Commercial Banks - 1.5%      1,107,992   DNB NOR ASA                                               11,588,630

                    Diversified                  1,309,899   Telenor ASA                                               11,278,712
                    Telecommunication
                    Services - 1.5%

                    Oil, Gas & Consumable          852,200   Statoil ASA                                               18,525,013
                    Fuels - 2.4%

                                                             Total Common Stocks in Norway                             41,392,355


Portugal - 1.7%     Electric Utilities - 1.7%    4,729,556   Energias de Portugal SA                                   12,635,554

                                                             Total Common Stocks in Portugal                           12,635,554


Spain - 2.3%        Oil, Gas & Consumable          640,186   Repsol YPF SA                                             17,911,068
                    Fuels - 2.3%

                                                             Total Common Stocks in Spain                              17,911,068


Sweden - 1.4%       Diversified Financial          700,121   Investor AB                                               10,445,776
                    Services - 1.4%

                                                             Total Common Stocks in Sweden                             10,445,776


Switzerland - 7.3%  Capital Markets - 3.2%         581,954   Credit Suisse Group                                       24,388,788

                    Chemicals - 1.0%               567,554   Clariant AG                                                7,888,454

                    Construction                   224,743   Holcim Ltd.                                               13,925,275
                    Materials - 1.8%

                    Insurance - 1.3%                69,391   Swiss Life Holding                                         9,797,660

                                                             Total Common Stocks in Switzerland                        56,000,177


United              Aerospace & Defense - 2.1%   2,901,982   BAE Systems Plc                                           15,711,482
Kingdom - 28.3%
                    Commercial Banks - 11.2%     2,957,357   Barclays Plc                                              28,974,124
                                                 1,499,050   HBOS Plc                                                  22,782,285
                                                 1,139,170   Royal Bank of Scotland Group Plc                          33,898,937
                                                                                                                    -------------
                                                                                                                       85,655,346

                    Food & Staples                 801,618   Boots Group Plc                                            8,537,134
                    Retailing - 1.1%

                    Food Products - 1.2%           946,965   Cadbury Schweppes Plc                                      9,104,318

                    Industrial                     737,000   Smiths Group Plc                                          12,414,555
                    Conglomerates - 1.6%

                    Insurance - 1.9%             1,552,489   Prudential Plc                                            14,636,123

                    Oil, Gas & Consumable        2,595,420   BP Plc                                                    28,594,220
                    Fuels - 3.7%

                    Pharmaceuticals - 1.0%         313,369   GlaxoSmithKline Plc                                        7,381,623

                    Specialty Retail - 1.2%      1,984,141   Kesa Electricals Plc                                       8,824,297

                    Transportation               1,057,432   BAA Plc                                                   11,221,117
                    Infrastructure - 1.5%

                    Wireless                     5,457,212   Vodafone Group Plc                                        14,080,427
                    Telecommunication
                    Services - 1.8%

                                                             Total Common Stocks in the
                                                             United Kingdom                                           216,160,642

                                                             Total Common Stocks
                                                             (Cost - $591,419,540) - 99.3%                            758,423,986


                                                Beneficial
                                                  Interest   Short-Term Securities
                                          US$   25,369,503   Merrill Lynch Liquidity Series, LLC
                                                             Cash Sweep Series I (c)                                   25,369,503
                                                 5,053,900   Merrill Lynch Liquidity Series, LLC
                                                             Money Market Series (c)(e)                                 5,053,900

                                                             Total Short-Term Securities
                                                             (Cost - $30,423,403) - 4.0%                               30,423,403

                                                             Total Investments
                                                             (Cost - $621,842,943**) - 103.3%                         788,847,389
                                                             Liabilities in Excess of Other Assets - (3.3%)          (25,553,391)
                                                                                                                    -------------
                                                             Net Assets - 100.0%                                    $ 763,293,998
                                                                                                                    =============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                         $    631,261,683
                                                           ================
    Gross unrealized appreciation                          $    165,787,192
    Gross unrealized depreciation                               (8,201,486)
                                                           ----------------
    Net unrealized appreciation                            $    157,585,706
                                                           ================

(a) Non-income producing security.

(b) Depositary Receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                   Interest
    Affiliate                                   Net Activity         Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $  13,071,021     $  212,262
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                 $   3,439,470     $    2,311


(d) Restricted securities as to resale, representing 0.5% of net assets, were as follows:


    Issue                  Acquisition Date       Cost                Value

    Koninklijke Ahold NV*     12/11/2003      $  2,612,154     $  3,671,448

    * Depositary Receipts.


(e) Security was purchased with the cash proceeds from securities loans.

(f) Security, or a portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch EuroFund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch EuroFund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch EuroFund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       Merrill Lynch EuroFund, Inc.


Date: September 23, 2005